Financial instruments (Details) - Schedule of financial assets, other than cash and short-term deposits - GBP (£) £ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt instruments at amortized cost
Trade receivables	£ 7,243	£ 291
Contract assets	599	8
Lease deposits	2,653	1,675
Total financial assets	£ 10,495	£ 1,974